Loans receivable - Additional Information (Details) - USD ($) $ in Thousands								12 Months Ended
	Jan. 20, 2024	Oct. 26, 2023	Sep. 01, 2023	Feb. 01, 2023	May 31, 2022	Apr. 01, 2022	Mar. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 20, 2023	Jul. 06, 2022	Feb. 04, 2022	Jan. 27, 2022
Loans receivable
Change in fair value of loan receivable								$ 8,624	$ 7,825
MX Capital Ltd
Loans receivable
Principal amount of loan													$ 43,000
Loan granted												$ 8,000	$ 1,888
Additional amount of loan granted												$ 1,888
Additional notes that the Company shall acquire											$ 13,000
Payment of loans granted			$ 6,000	$ 16,000
Interest rate on loan								7.00%
Expected credit losses for loans receivable								$ 4,516	20,650
Percentage of cases in which borrower will be in default								100.00%
Fair value of shares pledged								$ 0
Castcrown Ltd
Loans receivable
Additional notes that the Company shall acquire								$ 8,500
Payment of loans granted					$ 6,000	$ 1,500
Interest rate on loan							7.00%	7.00%
Maximum principal amount of notes receivable							$ 16,000
Additional tranche on loans and advance								$ 600
Fair value of conversion feature of the notes receivable								0
Fair value of the remaining notes receivable								0
Change in fair value of loan receivable								$ 799	7,825
Percentage of cases in which borrower will be in default								100.00%
LEVELAPP Ltd
Loans receivable
Principal amount of loan										$ 260
Payment of loan granted amount		$ 260
Expected credit losses for loans receivable								$ 685	$ 0
Percentage of cases in which borrower will be in default								100.00%
Fair value of shares pledged								$ 0
Secured Convertible Notes Purchased First Tranche		$ 678
LEVELAPP Ltd | Loan performance target
Loans receivable
Secured Convertible Notes Purchased Additional Amount	$ 312